Contingencies	12 Months Ended
Dec. 31, 2021
Contingencies [Abstract]
Contingencies
22.	Contingencies

From time to time, the Company is involved in routine litigation incidental to the Company’s business. Management believes that adequate provisions have been made where required and the ultimate resolution with respect to any claim will not have a material adverse effect on the financial position or results of operations of the Company.